Concentration of Investments (Details) - EBP 033	Dec. 31, 2025	Dec. 31, 2024
Guaranteed Interest Account
EBP, Risk and Uncertainty [Line Items]
Investment	16.00%	22.00%
BlackRock LifePath Index 2030 Fund G
EBP, Risk and Uncertainty [Line Items]
Investment	12.00%	0.00%
BlackRock LifePath Index 2040 Fund G
EBP, Risk and Uncertainty [Line Items]
Investment	11.00%	0.00%
Mutual Fund
EBP, Risk and Uncertainty [Line Items]
Investment	0.00%	11.00%